Exhibit 99.7

NISSAN MASTER OWNER TRUST RECEIVABLES — 2017-B SERIES

Period	Collection	Accrual	Distribution
From	01-Aug-17	15-Aug-17	15-Sep-17
To	31-Aug-17	15-Sep-17
Days	31

Description of Collateral

On the Distribution Date, the Series 2017-B balances were:

Notes	$760,000,000.00
760,000,000.00
Principal Amount of Debt	760,000,000.00
Required Overcollateralization	$178,296,000.00
Required Overcollateralization Increase—MPR < 35%	$0.00
Required Overcollateralization Increase—MPR < 30%	$0.00
Incremental Overcollateralization Amount	$489,409.77
Series Nominal Liquidation Amount	938,785,409.77
Required Participation Amount	$938,785,409.77
Excess Receivables	$68,001,900.32
Total Collateral	1,006,787,310.09
Collateral as Percent of Notes	132.47%

Series Allocation Percentage at Month-End	20.13%
Floating Allocation Percentage at Month-End	90.11%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
6/17/2019	12/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	31
LIBOR	1.226670%
Applicable Margin	0.430000%
1.656670%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,852,726,990.64
Total Principal Collections	($2,045,533,648.28)
Investment in New Receivables	$1,921,671,057.17
Receivables Added for Additional Accounts	$0.00
Repurchases	($32,887,699.38)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($689,337,196.98)
Less Servicing Adjustment	($5,866,081.76)

Ending Balance	$5,000,773,421.41
SAP for Next Period	20.13%
Average Receivable Balance	$5,083,281,402.69
Monthly Payment Rate	40.24%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$16,890,350.78
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$16,890,350.78

	Actual	Per $1000
Interest	1,084,198.48	1.08
Principal	—	—

		1.08
			1.66%

Total Due Investors	1,084,198.48
Servicing Fee	781,913.33

Excess Cash Flow	1,198,053.66

Reserve Account
Required Balance	$3,800,000.00
Current Balance	$3,800,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.77%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		20.38%